Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 08, 2020	Apr. 30, 2020	Jun. 24, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000212575
Account Value [Line Items]
Line Graph and Table Measure Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation ETF
Account Value	$ 11,142	$ 10,809	$ 12,460	$ 12,732	$ 19,098		$ 11,317	$ 10,000
C000131868
Account Value [Line Items]
Line Graph and Table Measure Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index ETF
Account Value	$ 19,566	20,928	20,300	19,332	24,579		14,788		$ 15,717	$ 15,228	$ 12,444	$ 9,468	$ 10,000
C000212574
Account Value [Line Items]
Line Graph and Table Measure Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence ETF
Account Value	$ 17,962	16,711	12,118	12,350	16,555	$ 10,000
VettaFi Full World Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Account Value	$ 18,157	16,149	13,672	13,346	14,098		9,556	10,000
VettaFi Full World Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Account Value	$ 24,392	21,695	18,368	17,929	18,940		12,837		13,390	12,640	11,027	9,513	10,000
VettaFi Full World Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Account Value	$ 18,940	16,846	14,262	13,922	14,707	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 20,757	18,517	15,096	14,704	14,673		10,051	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 31,955	28,507	23,240	22,637	22,589		$ 15,474		$ 15,341	$ 13,517	$ 11,934	$ 10,121	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 20,513	$ 18,300	$ 14,919	$ 14,532	$ 14,501	$ 10,000